27. REVENUE (Details 2) - GW		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
RevenueLineItems [Line Items]
Total amount of energy transported	[1]	20,259	19,401
Industrial [member]
RevenueLineItems [Line Items]
Total amount of energy transported	[1]	18,612	17,723
Commercial, services and others [member]
RevenueLineItems [Line Items]
Total amount of energy transported	[1]	1,300	1,320
Rural [member]
RevenueLineItems [Line Items]
Total amount of energy transported	[1]	32	17
Concessionaires [member]
RevenueLineItems [Line Items]
Total amount of energy transported	[1]	315	341

[1]	Data not reviewed by external auditors